UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Advisors, Inc.
Address: One West Pack Square, Suite 1650
         Asheville, NC 28801





13F File Number : 028-10085


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ralph W. Bradshaw
Title:  President
Phone:  828-210-8184

Signature, Place and Date of Signing:

/s/ Ralph W. Bradshaw; Asheville, NC; November 14,2002
    ---------------------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:      145

Form 13F Information Table Value Total: 99303

List of Other Included Managers:

No.  13F File Number     Name


 FORM 13F INFORMATION TABLE


NAME OF ISSUER
TITLE OF CLASS
CUSIP
Value (x$1000)
SHARES
INVESTMENT DISCRETION AND VOTING AUTHORITY



3M Co
Common
88579Y101
439
4000
SOLE


Abbott Labs
Common
002824100
949
23500
SOLE


Aflac Inc
Common
001055102
214
7000
SOLE


Alcoa Inc
Common
013817101
272
14100
SOLE


Allstate Corp
Common
020002101
330
9300
SOLE


Alltel Corp
Common
020039103
260
6500
SOLE


Amer Intl Group
Common
026874107
2262
41362
SOLE


American Electri
Common
025537101
233
8200
SOLE


American Express
Common
025816109
617
19800
SOLE


Amgen Inc
Common
031162100
629
15100
SOLE


Anadarko Petrole
Common
032511107
204
4600
SOLE


Analog Devices
Common
032654105
200
10200
SOLE


Anheuser Busch
Common
035229103
657
13000
SOLE


AOL Time Warner
Common
00184A105
658
56250
SOLE


Applied Material
Common
038222105
343
29700
SOLE


Archer-Daniels
Common
039483102
138
11110
SOLE


AT&T Corp
Common
001957109
511
42600
SOLE


AT&T Wireless Se
Common
00209A106
99
24123
SOLE


Automatic Data
Common
053015103
431
12400
SOLE


Bank New York
Common
064057102
339
11800
SOLE


Bank Of America
Common
060505104
1378
21600
SOLE


Bank One Corp
Common
06423A103
605
16200
SOLE


Baxter Intl Inc
Common
071813109
317
10400
SOLE


BB&T Corporation
Common
054937107
213
6100
SOLE


Bellsouth Corp
Common
079860102
508
27700
SOLE


Boeing Co
Common
097023105
522
15300
SOLE


Bristol-Myer Sqb
Common
110122108
649
27300
SOLE


Burlington/Santa
Common
12189T104
224
9400
SOLE


Cardinal Health
Common
14149Y108
587
9450
SOLE


Carnival Corp
Common
143658102
253
10100
SOLE


Caterpillar Inc
Common
149123101
200
5400
SOLE


Cendant Corp
Common
151313103
140
13100
SOLE


Chevrontexaco
Common
166764100
1417
20467
SOLE


Cisco Systems
Common
17275R102
1083
103400
SOLE


Citigroup Inc
Common
172967101
2185
73700
SOLE


Clear Channel
Common
184502102
347
10000
SOLE


Coca-Cola Co
Common
191216100
1769
36900
SOLE


Colgate-Palmoliv
Common
194162103
523
9700
SOLE


Comcast Corp-Spl
Common
200300200
241
11600
SOLE


Computer Assoc
Common
204912109
99
10400
SOLE


Conagra Foods
Common
205887102
233
9400
SOLE


Concord EFS
Common
206197105
158
10000
SOLE


Conocophillips
Common
20825C104
643
13915
SOLE


Corning Inc
Common
219350105
16
10500
SOLE


Costco Wholesale
Common
22160K105
229
7100
SOLE


Dell Computer
Common
247025109
858
36500
SOLE


Disney (Walt) Co
Common
254687106
460
30400
SOLE


Dominion Res/Va
Common
25746U109
360
7100
SOLE


Dow Chemical
Common
260543103
352
12900
SOLE


Du Pont (Ei)
Common
263534109
551
15300
SOLE


Duke Energy Corp
Common
264399106
287
14700
SOLE


Electronic Data
Common
285661104
139
10000
SOLE


Eli Lilly & Co
Common
532457108
879
15900
SOLE


EMC Corp/Mass
Common
268648102
68
15000
SOLE


Emerson Elec Co
Common
291011104
351
8000
SOLE


Exxon Mobil Corp
Common
30231G102
2829
88700
SOLE


Fannie Mae
Common
313586109
797
13400
SOLE


Fedex Corp
Common
31428X106
240
4800
SOLE


Fifth Third Banc
Common
316773100
434
7100
SOLE


First Data Corp
Common
319963104
315
11300
SOLE


Firstenergy Corp
Common
337932107
257
8600
SOLE


Fleetboston Fin
Common
339030108
335
16500
SOLE


Ford Motor Co
Common
345370860
269
27500
SOLE


Freddie Mac
Common
313400301
637
11400
SOLE


Gabelli Glbl Mul
Common
36239Q109
211
37700
SOLE


Gannett Co
Common
364730101
396
5500
SOLE


Gen Dynamics
Common
369550108
252
3100
SOLE


Gen Electric
Common
369604103
3443
139700
SOLE


Gen Mills Inc
Common
370334104
279
6300
SOLE


Gen Motors Corp
Common
370442105
369
9500
SOLE


Gillette Co
Common
375766102
455
15400
SOLE


Goldman Sachs Gp
Common
38141G104
396
6000
SOLE


Harley-Davidson
Common
412822108
297
6400
SOLE


Hartford Finl Sv
Common
416515104
332
8100
SOLE


HCA Inc
Common
404119109
338
7100
SOLE


Hewlett-Packard
Common
428236103
446
38242
SOLE


Home Depot Inc
Common
437076102
1524
58400
SOLE


Honeywell Intl
Common
438516106
405
18700
SOLE


Household Intl
Common
441815107
254
9000
SOLE


IBM
Common
459200101
1932
33100
SOLE


Illinois Tool Wo
Common
452308109
460
7900
SOLE


Intel Corp
Common
458140100
1334
96100
SOLE


Intl Paper Co
Common
460146103
310
9300
SOLE


John Han Bk & Th
Common
409735107
1427
187800
SOLE


Johnson&Johnson
Common
478160104
1778
32878
SOLE


JP Morgan Chase
Common
46625H100
510
26900
SOLE


Kimberly-Clark
Common
494368103
532
9400
SOLE


Kroger Co
Common
501044101
160
11400
SOLE


Lockheed Martin
Common
539830109
485
7500
SOLE


Lowe's Cos Inc
Common
548661107
256
6200
SOLE


Lucent Tech Inc
Common
549463107
22
29300
SOLE


Marsh & Mclennan
Common
571748102
466
11200
SOLE


MBNA Corp
Common
55262L100
306
16650
SOLE


McDonalds Corp
Common
580135101
339
19200
SOLE


Medtronic Inc
Common
585055106
732
17400
SOLE


Mellon Financial
Common
58551A108
235
9100
SOLE


Merck & Co
Common
589331107
1887
41300
SOLE


Merrill Lynch
Common
590188108
438
13300
SOLE


Metlife Inc
Common
59156R108
277
12200
SOLE


Microsoft Corp
Common
594918104
3508
80300
SOLE


Morgan Stanley
Common
617446448
572
16900
SOLE


Motorola Inc
Common
620076109
303
29800
SOLE


Natl City Corp
Common
635405103
213
7500
SOLE


Occidental Pete
Common
674599105
261
9200
SOLE


Omnicom Group
Common
681919106
228
4100
SOLE


Oracle Corp
Common
68389X105
528
67200
SOLE


Paychex Inc
Common
704326107
223
9200
SOLE


Pepsico Inc
Common
713448108
860
23300
SOLE


Pfizer Inc
Common
717081103
2521
86900
SOLE


Pharmacia Corp
Common
71713U102
536
13800
SOLE


Philip Morris Co
Common
718154107
1319
34000
SOLE


Praxair Inc
Common
74005P104
255
5000
SOLE


Procter & Gamble
Common
742718109
1331
14900
SOLE


Qualcomm Inc
Common
747525103
204
7400
SOLE


Royal Dut Pe-Nys
Common
780257804
200
5000
SOLE


Sara Lee Corp
Common
803111103
190
10400
SOLE


SBC Communicatio
Common
78387G103
1282
63800
SOLE


Schering-Plough
Common
806605101
385
18100
SOLE


Schlumberger Ltd
Common
806857108
373
9700
SOLE


Schwab (Charles)
Common
808513105
167
19200
SOLE


Sears Roebuck
Common
812387108
257
6600
SOLE


Solectron Corp
Common
834182107
26
12400
SOLE


Southern Co
Common
842587107
233
8100
SOLE


Southwest Air
Common
844741108
163
12550
SOLE


Sprint Corp-FON
Common
852061100
128
14100
SOLE


Sun Microsystems
Common
866810104
89
34600
SOLE


Sysco Corp
Common
871829107
244
8600
SOLE


Target Corp
Common
87612E106
425
14400
SOLE


Tenet Healthcare
Common
88033G100
235
4750
SOLE


Texas Instrument
Common
882508104
351
23800
SOLE


TXU Corp
Common
873168108
246
5900
SOLE


Tyco Intl Ltd
Common
902124106
514
36497
SOLE


United Parcel-B
Common
911312106
1000
16000
SOLE


United Tech Corp
Common
913017109
643
11400
SOLE


Unitedhealth Grp
Common
91324P102
436
5000
SOLE


US Bancorp
Common
902973304
531
28601
SOLE


Verizon Communic
Common
92343V104
1179
43000
SOLE


Viacom Inc-B
Common
925524308
989
24400
SOLE


Wachovia Corp
Common
929903102
627
19200
SOLE


Walgreen Co
Common
931422109
489
15900
SOLE


Wal-Mart Stores
Common
931142103
3235
65700
SOLE


Wash Mutual Inc
Common
939322103
327
10400
SOLE


Waste Management
Common
94106L109
233
10000
SOLE


Wells Fargo & Co
Common
949746101
1237
25700
SOLE


Wyeth
Common
983024100
620
19500
SOLE